Segment Information (Policies)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Segment information

Accounting policy:

An operating segment is a component of the Company that develops business activities to obtain revenues and incur expenses. The operating segments reflect the way in which the Company’s management reviews the financial information for decision making. The Company’s management identified the operating segments, which meet the quantitative and qualitative parameters of disclosure, pursuant its current management model.